POLICYHOLDER ACCOUNT BALANCES	12 Months Ended
Dec. 31, 2022
Policyholder Account Balance [Abstract]
POLICYHOLDER ACCOUNT BALANCES	POLICYHOLDER ACCOUNT BALANCES
The following table summarizes the balances and changes in policyholders’ account balances for the years ended and as of December 31, 2022 and 2021:

December 31, 2022	Protection Solutions		Legacy	Individual Retirement			Group Retirement
	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
	(Dollars in millions)
Balance, beginning of year	$5,462	$4,807	$745	$112	$33,443	$2,784	$11,951	$704
Premiums received	730	160	72	151	2	46	610	79
Policy charges	(789)	(245)	6	(22)	—	(1)	(5)	—
Surrenders and withdrawals	(86)	(12)	(71)	(31)	(2,452)	(225)	(995)	(148)
Benefit payments	(200)	(92)	(99)	(2)	(209)	(59)	(70)	(2)
Net transfers from (to) separate account	—	124	5	(145)	7,474	28	303	54
Interest credited (2)	223	167	30	6	(2,556)	79	251	15
Other	—	—	—	—	—	—	—	—
Balance, end of year	$5,340	$4,909	$688	$69	$35,702	$2,652	$12,045	$702

Weighted-average crediting rate	3.62%	3.81%	1.80%	1.05%	1.12%	2.85%	3.00%	2.02%
Net amount at risk (3)	$37,555	$115,152	$22,631	$3,530	$92	$143	$138	$—
Cash surrender value	$3,483	$3,366	$980	$293	$32,080	$2,645	$11,961	$702
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.

December 31, 2021	Protection Solutions		Legacy	Individual Retirement			Group Retirement
	Universal Life	Variable Universal Life	GMxB Legacy	GMxB Core	SCS (1)	EQUI-VEST Individual	EQUI-VEST Group	Momentum
	(Dollars in millions)
Balance, beginning of year	$5,564	$4,835	$815	$99	$25,654	$2,862	$11,665	$761
Issuances	—	—	—	—	—	—	—	—
Premiums received	787	170	58	184	1	55	602	83
Policy charges	(828)	(244)	—	(6)	—	(1)	(4)	(1)
Surrenders and withdrawals	(89)	(186)	(100)	(31)	(2,474)	(209)	(877)	(152)
Benefit payments	(202)	(78)	(77)	(1)	(187)	(63)	(73)	(2)
Net transfers from (to) separate account	—	125	18	(148)	6,692	58	310	—
Interest credited (2)	230	185	31	15	3,757	82	328	15
Other	—	—	—	—	—	—	—	—
Balance, December 31, 2021	$5,462	$4,807	$745	$112	$33,443	$2,784	$11,951	$704

Weighted-average crediting rate	3.56%	3.84%	1.82%	1.05%	1.14%	2.87%	2.37%	2.06%
Net amount at risk (3)	$40,138	$111,286	$15,901	$1,115	$—	$92	$7	$—
Cash surrender value	$3,529	$3,396	$1,048	$315	$31,488	$2,776	$11,878	$704
______________
(1)SCS sales are recorded as a Separate Account liability until they are swept into the General Account. This sweep is recorded as Net Transfers from (to) separate account.
(2)SCS and EQUI-VEST Group includes amounts related to the change in embedded derivative.
(3)For life insurance products the net amount at risk is death benefit less account value for the policyholder. For variable annuity products the net amount risk is the maximum GMxB NAR for the policyholder.
The following table reconciles the policyholders account balances to the policyholders’ account balance liability in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Policyholders’ account balance reconciliation
Protection Solutions
Universal Life	$5,340	$5,462
Variable Universal Life	4,909	4,807
Legacy Segment
GMxB Legacy	688	746
Individual Retirement
GMxB Core	69	112
EQUI-VEST Individual	2,652	2,784
SCS	35,702	33,443
Group Retirement
EQUI-VEST Group	12,045	11,951
Momentum	702	704
Other (1)	6,118	5,998
Balance (exclusive of Funding Agreements)	$68,225	$66,007
Funding Agreements	15,641	13,354
Balance, end of year	$83,866	$79,361
______________
(1)Primarily reflects products, IR Payout, IR Other, Indexed Universal Life, Investment Edge, Group Pension, Closed Block and Corporate and Other other.
The following table presents the account values by range of guaranteed minimum crediting rates and the related range of the difference in basis points, between rates being credited policyholders and the respective guaranteed minimums as of December 31, 2022 and 2021.

December 31, 2022
Product	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above		Greater Than 150 Basis Points Above	Total
(in millions)
Protection Solutions
Universal Life	0.00% - 1.50%	$—	$—	$5		$1	$6
	1.51% - 2.50%	181	197	605		47	1,030
	Greater than 2.50%	3,615	657	—		—	4,272
	Total	$3,796	$854	$610		$48	$5,308

Variable Universal Life	0.00% - 1.50%	$30	$40	$7		$1	$78
	1.51% - 2.50%	485	53	—		—	538
	Greater than - 2.50%	3,900	—	2		—	3,902
	Total	$4,415	$93	$9		$1	$4,518
Legacy Segment
GMxB Legacy	0.00% - 1.50%	$386	$—	$—		$—	$386
	1.51% - 2.50%	560	—	—		—	560
	Greater than 2.50%	35	—	—		—	35
	Total	$981	$—	$—		$—	$981
Individual Retirement
GMxB Core	0.00% - 1.50%	$289	$—	$—		$—	$289
	1.51% - 2.50%	14	—	—		—	14
	Greater than 2.50%	—	—	—		—	—
	Total	$303	$—	$—		$—	$303

EQUI-VEST Individual	0.00% - 1.50%	$345	$—	$—		$—	$345
	1.51% - 2.50%	46	—	—		—	46
	Greater than 2.50%	2,199	—	62		—	2,261
	Total	$2,590	$—	$62		$—	$2,652

SCS	0.00% - 1.50%	$28,086	$—	$—	—	$—	$28,086
	1.51% - 2.50%	5,527	—	—	—	—	5,527
	Greater than - 2.50%	—	—	—	—	—	—
	Total	$33,613	$—	$—		$—	$33,613
Group Retirement
EQUI-VEST Group	0.00% - 1.50%	$109	$5	$366		$3,112	$3,592
	1.51% - 2.50%	11	2	889		—	902
	Greater than 2.50%	6,949	21	330		—	7,300
	Total	$7,069	$28	$1,585		$3,112	$11,794

Momentum	0.00% - 1.50%	$15	$301	$122		$7	$445
	1.51% - 2.50%	178	1	—		—	179
	Greater than 2.50%	73	—	5		—	78
	Total	$266	$302	$127		$7	$702

December 31, 2021
Product (1)	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	51 Basis Points - 150 Basis Points Above	Greater Than 150 Basis Points Above	Total
(in millions)
Protection Solutions
Universal Life	0.00% - 1.50%	$—	$—	$5	$—	$5
	1.51% - 2.50%	197	184	638	—	1,019
	Greater than - 2.50%	4,397	—	—	—	4,397
	Total	$4,594	$184	$643	$—	$5,421

Variable Universal Life	0.00% - 1.50%	$21	$31	$—	$—	$52
	1.51% - 2.50%	480	—	—	—	480
	Greater than - 2.50%	3,887	—	—	—	3,887
	Total	$4,388	$31	$—	$—	$4,419
Legacy Segment
GMxB Legacy	0.00% - 1.50%	$394	$—	$—	$—	$394
	1.51% - 2.50%	618	—	—	—	618
	Greater than - 2.50%	37	—	—	—	37
	Total	$1,049	$—	$—	$—	$1,049
Individual Retirement
GMxB Core	0.00% - 1.50%	$307	$—	$—	$—	$307
	1.51% - 2.50%	17	—	—	—	17
	Greater than - 2.50%					—
	Total	$324	$—	$—	$—	$324

EQUI-VEST Individual	0.00% - 1.50%	$340	$—	$—	$—	$340
	1.51% - 2.50%	50	—	—	—	50
	Greater than - 2.50%	2,331	—	64	—	2,395
	Total	$2,721	$—	$64	$—	$2,785

SCS	0.00% - 1.50%	$26,421	$—	$—	$—	$26,421
	1.51% - 2.50%	6,254	—	—	—	6,254
	Greater than - 2.50%
	Total	$32,675	$—	$—	$—	$32,675
Group Retirement
EQUI-VEST Group	0.00% - 1.50%	$3,395	$5	$—	$—	$3,400
	1.51% - 2.50%	869	3	—	—	872
	Greater than - 2.50%	7,435	—	—	—	7,435
	Total	$11,699	$8	$—	$—	$11,707

Momentum	0.00% - 1.50%	$14	$287	$124	$6	$431
	1.51% - 2.50%	190	1	—	—	191
	Greater than - 2.50%	77	—	5	—	82
	Total	$281	$288	$129	$6	$704

Separate Account - Summary
The following table presents the balances of and changes in separate account liabilities for the years ended and as of December 31, 2022 and 2021.

December 31, 2022	Protection Solutions	Legacy	Individual Retirement			Group Retirement
	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$16,405	$44,912	$35,288	$5,583	$4,287	$27,509	$4,975
Premiums and deposits	1,115	240	1,479	124	1,035	2,104	668
Policy charges	(538)	(682)	(487)	(2)	(1)	(17)	(20)
Surrenders and withdrawals	(408)	(2,825)	(2,315)	(328)	(327)	(1,359)	(753)
Benefit payments	(111)	(702)	(216)	(52)	(34)	(60)	(14)
Investment performance (1)	(3,152)	(8,322)	(6,122)	(1,136)	(733)	(5,481)	(917)
Net transfers from (to) general account	(124)	(5)	145	(28)	(429)	(303)	(54)
Balance, end of year	$13,187	$32,616	$27,772	$4,161	$3,798	$22,393	$3,885

Cash surrender value	$12,893	$32,320	$26,888	$4,129	$3,704	$22,163	$3,879
________________
(1)Investment performance is reflected net of M&E fees.

December 31, 2021	Protection Solutions	Legacy	Individual Retirement			Group Retirement
	VUL	GMxB Legacy	GMxB Core	EQUI-VEST Individual	Investment Edge	EQUI-VEST Group	Momentum
	(in millions)
Balance, beginning of year	$14,155	$43,747	$33,754	$5,051	$3,245	$23,530	$4,424
Premiums and deposits	1,060	225	1,776	158	1,048	2,014	788
Policy charges	(503)	(705)	(490)	(5)	(1)	(16)	(22)
Surrenders and withdrawals	(449)	(3,610)	(3,250)	(421)	(256)	(1,605)	(892)
Benefit payments	(188)	(818)	(223)	(56)	(24)	(63)	(11)
Investment performance (1)	2,455	6,091	3,573	859	407	4,014	688
Net transfers from (to) general account	(125)	(18)	148	(58)	(132)	(310)	—
Other charges (2)	—	—	—	55	—	(55)	—
Balance, end of year	$16,405	$44,912	$35,288	$5,583	$4,287	$27,509	$4,975

Cash surrender value	$16,069	$44,603	$34,332	$5,547	$4,199	$27,265	$4,968
_________________
(1)Investment performance is reflected net of M&E fees.
(2)EQUI-VEST Group and EQUI-VEST Individual reflects AV transfer of GMxB closed block business from Group Retirement to Individual Retirement.
The following table reconciles the separate account liabilities to the separate account liability balance in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Separate Account Reconciliation
Protection Solutions
Variable Universal Life	$13,187	$16,405
Legacy Segment
GMxB Legacy	32,616	44,912
Individual Retirement
GMxB Core	27,772	35,288
EQUI-VEST Individual	4,161	5,583
Investment Edge	3,798	4,287
Group Retirement
EQUI-VEST Group	22,393	27,509
Momentum	3,885	4,975
Other (1)	7,041	8,347
Total	$114,853	$147,306
______________
(1)Primarily reflects Corporate and Other products and Group Retirement products including Association and Group Retirement Other.
The following table presents the aggregate fair value of separate account assets by major asset category as of December 31, 2022 and 2021:

	December 31, 2022
	Protection Solutions	Individual Retirement	Group Retirement	Corp & Other	Legacy Segment	Total
	(in millions)
Asset Type
Debt securities	$58	$1	$17	$8	$—	$84
Common Stock	41	32	430	1,686	—	2,189
Mutual Funds	13,498	36,860	27,639	773	32,625	111,395
Bonds and Notes	119	3	1	1,062	—	1,185
Total	$13,716	$36,896	$28,087	$3,529	$32,625	$114,853

	December 31, 2021
	Protection Solutions	Individual Retirement	Group Retirement	Corp & Other	Legacy Segment	Total
	(in millions)
Asset Type
Debt securities	$61	$1	$15	$10	$—	$87
Common Stock	105	35	33	2,584	—	2,757
Mutual Funds	16,793	46,494	34,311	746	44,926	143,270
Bonds and Notes	126	3	—	1,063	—	1,192
Total	$17,085	$46,533	$34,359	$4,403	$44,926	$147,306